Trade and Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and Other Receivables and Prepayments, Net	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET

		December 31,
		2020	2021
	Note	(US$ in millions)
Trade receivables		$257	$241
Less: provision for expected credit losses		(137)	(125)
Trade receivables, net	16(a)	120	116
Deferred rent		69	73
Less: amortization of deferred rent		(42)	(42)
provision for doubtful deferred rent		(2)	(2)
Prepayments		52	49
Other receivables		11	13
Trade and other receivables and prepayments, net		208	207
Less: non-current portion:
deferred rent		(13)	(17)
prepayments and other receivables		(5)	(7)
		(18)	(24)
Current portion		$190	$183

(a)Trade receivables, net
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2020	2021
	(US$ in millions)
0 - 30 days	$89	$90
31 - 60 days	9	7
61 - 90 days	5	2
Over 90 days	17	17
	$120	$116

Trade receivables are measured at amortized costs and the carrying values approximate their fair values at each balance sheet date. The maximum exposure to credit risk is the fair values of trade receivables at each balance sheet date.
Trade receivables are comprised of casino, mall and hotel receivables. The Group extends credit to approved customers and gaming promoters following background checks and investigations of creditworthiness. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Trade receivables mainly consist of casino receivables. Credit is granted to certain gaming promoters on a revolving basis. All gaming promoter credit lines are generally subject to monthly review and regular settlement procedures to evaluate the current status of liquidity and financial health of these gaming promoters. Credit is granted based on the performance and financial background of the gaming promoter and, if applicable, the gaming promoter’s guarantor(s). Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement. The Group generally does not charge interest for credit granted, but requires a personal check or other acceptable forms of security.
There is a concentration of credit risk related to net casino receivables as 67.6% and 47.6% of the casino receivables as at December 31, 2020 and 2021, respectively, were from the top five customers. Other than casino receivables, there are no other concentrations of credit risk with respect to trade receivables. The Group believes the concentration of its credit risk in casino receivables is mitigated substantially by its credit evaluation process, credit policies, credit control and collection procedures, and also believes that there are no concentrations of credit risk for which a provision has not been established as at December 31, 2020 and 2021.
The Group maintains a provision for expected credit losses on casino, mall and hotel receivables and regularly evaluates the balances. The Group specifically analyzes the collectability of each account with a significant balance, based upon the aging of the account, the customer’s financial condition, collection history and any other known information, and the Group makes an allowance for trade receivables. The Group also monitors regional and global economic conditions and forecasts in its evaluation of the adequacy of the recorded provisions. Table games play is primarily cash play, as credit play represented approximately 24.0% and 14.5% of total table games play for the years ended December 31, 2020 and 2021, respectively. The credit extended to gaming promoters and premium players can be offset by the commissions payable to and front money deposited by these gaming promoters and premium players, which is considered in the establishment of the provision for expected credit losses.
As at December 31, 2020 and 2021, a gross amount of casino receivables of US$247 million and US$160 million, was offset by commissions payable and front money deposits in an aggregate amount of US$39 million and US$8 million, resulting in net amounts of casino receivables before provision for expected credit losses of US$208 million and US$152 million, respectively. As at December 31, 2021, all outstanding receivables from gaming promoters were fully collected resulting from the closure of fixed room junket operations in December 2021.
As at December 31, 2020 and 2021, included in the Group’s trade receivables balance were debtors with aggregate gross carrying amount of US$181 million and US$159 million which were past due as at the reporting date, of which US$158 million and US$141 million, respectively, related to casino receivables.
During the year ended December 31, 2020 and 2021, there continued to be a delay in payments on casino receivables due to the inability of patrons to travel to the Group’s properties or to accomplish financial transactions due to the travel restrictions caused by the COVID-19 Pandemic. The collection of casino receivables has also been impacted by liquidity issues faced by certain patrons also stemming from the COVID-19 Pandemic. The Group has increased the provision for expected credit losses accordingly to account for the expected credit losses due to the COVID-19 Pandemic. The Group continues to closely monitor any delays in payments due to the COVID-19 Pandemic and will increase the provision accordingly depending on the facts and circumstances. Although the Group believes the provision on the casino receivables is adequate as at December 31, 2020 and 2021, it is possible the provisions could increase if the Group experiences further delays on payments from patrons.
As at December 31, 2020 and 2021, except for credit impaired balances and outstanding significant balances with gross amount of US$130 million and US$135 million, respectively, that have been assessed individually, as part of the Group’s credit risk management, the Group uses debtors’ aging to assess the impairment for its customers because these remaining customers consist of a large number of small customers with common risk characteristics representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.
The following table provides information about the exposure to credit risk for trade receivables which were assessed based on provision matrix as at December 31, 2020 and 2021 within lifetime ECL.

				December 31,
				2020	2021
Provision matrix – debtors' aging	Expected loss rate			(US$ in millions)
Current (not past due)	—			$53	$17
1 — 90 days past due	2%	—	10%	16	10
91 — 360 days past due	15%	—	25%	6	4
More than 360 days past due	50%	—	100%	52	75
				$127	$106

The expected loss rates are estimated based on historical observed default rates over the expected life of the receivable balance and forward-looking information available without undue cost or effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2020	2021
	(US$ in millions)
At beginning of year	$106	$137
Provision for expected credit losses, net	50	1
Amounts written-off	(19)	(13)
At end of year	$137	$125

(b)Other receivables and deferred rent
Other receivables are measured at amortized costs and the carrying values approximate their fair values at each balance sheet date, which also represent the Group’s maximum exposure to credit risk as at December 31, 2020 and 2021. The Group holds security deposits, bank guarantees and letters of credit for certain other receivables and deferred rent. For the year ended December 31, 2019, no impairment charges related to deferred rent were recorded. For the years ended December 31, 2020 and 2021, impairment charges of US$2 million related to deferred rent were recorded in each of the respective years, and included in “Other expenses, gains and losses” in the consolidated income statement. Amounts are charged to the provision account and generally written off when the recoverability is remote.